Restricted cash (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Apr. 09, 2021 USD ($)
Subclassifications of assets, liabilities, and equities [Line Items]
Increase in financial guarantee	€ (18.6)
Restricted cash			€ 38.3			€ 26.6
Digital Gaming Corporation Limited
Subclassifications of assets, liabilities, and equities [Line Items]
Financial guarantee | $		$ 150.0		$ 138.5	$ 121.7		$ 50.0